Emerging Markets Equity Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI® Emerging Markets Index (Net)(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.20%	8.42%
Emerging Markets Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	34.19%	1.26%	6.95%